                                                                               .
                                                                               .
                                                                               .

                     PROSPECTUS SUPPLEMENT -- MAY 14, 2010*

Fund (prospectus date)                                                           Form #
RiverSource Variable Portfolio -- Balanced Fund (4/30/10)                        S-6466-99AE
RiverSource Variable Portfolio -- Diversified Bond Fund (4/30/10)                S-6466-99 AE
RiverSource Variable Portfolio -- High Yield Bond Fund (4/30/10)                 S-6466-99 AE


Effective May 26, 2010, the following changes are hereby made to the Funds' prospectus:

The list of portfolio managers shown under the caption "Fund Management" in each Summary of the Fund section is superseded and replaced as follows:

For RiverSource Variable Portfolio -- Balanced Fund:

PORTFOLIO MANAGER                   TITLE                                MANAGED FUND SINCE
-----------------                   -----                                ------------------
Steve Schroll                       Portfolio Manager                    2008
Laton Spahr                         Portfolio Manager                    2008
Paul Stocking                       Portfolio Manager                    2008
Tom Murphy                          Portfolio Manager                    2003
Colin Lundgren                      Portfolio Manager                    May 2010
Jennifer Ponce de Leon              Portfolio Manager                    May 2010


For RiverSource Variable Portfolio -- Diversified Bond Fund:

PORTFOLIO MANAGER                   TITLE                                MANAGED FUND SINCE
-----------------                   -----                                ------------------
Tom Murphy                          Portfolio Manager                    2003
Colin Lundgren                      Portfolio Manager                    May 2010
Jennifer Ponce de Leon              Portfolio Manager                    May 2010


For RiverSource Variable Portfolio -- High Yield Bond Fund:

PORTFOLIO MANAGER                   TITLE                                MANAGED FUND SINCE
-----------------                   -----                                ------------------
Jennifer Ponce de Leon              Portfolio Manager                    May 2010
Brian Lavin                         Portfolio Manager                    May 2010


The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Funds section is superseded and replaced as follows:

For RiverSource Variable Portfolio -- Balanced Fund:

Portfolio Managers. The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Steve Schroll, Portfolio Manager

- Managed the Fund since 2008.

- Joined the investment manager in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Joined the investment manager in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.


--------------------------------------------------------------------------------
S-6466-140 A (5/10)
* Valid until next update.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2008.

- Joined the investment manager in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

- Managed the Fund since May 2010.

- Senior Vice President and Head of Fixed Income.

- Joined the investment manager in 1986.

- Began investment career in 1989.

- BA, Lake Forest College.

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Sector Leader of the investment grade credit sector team.

- Joined the investment manager in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Jennifer Ponce de Leon, Portfolio Manager

- Managed the Fund since May 2010.

- Vice President and Sector Leader of the high yield fixed income sector team.

- Joined the investment manager in 1997 as a Senior Credit Analyst covering high yield bonds.

- Began investment career in 1989.

- BA, Augustana College and MBA, DePaul University.

The fixed income department of the investment manager is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: liquid and structured assets, investment grade credit, high yield fixed income, leveraged debt group, global fixed income and tax exempt. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

For RiverSource Variable Portfolio -- Diversified Bond Fund:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Sector Leader of the investment grade credit sector team.

- Joined the investment manager in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Colin J. Lundgren, CFA, Portfolio Manager

- Managed the Fund since May 2010.

- Senior Vice President and Head of Fixed Income.

- Joined the investment manager in 1986.

- Began investment career in 1989.

- BA, Lake Forest College.

Jennifer Ponce de Leon, Portfolio Manager

- Managed the Fund since May 2010.

- Vice President and Sector Leader of the high yield fixed income sector team.

- Joined the investment manager in 1997 as a Senior Credit Analyst covering high yield bonds.

- Began investment career in 1989.

- BA, Augustana College and MBA, DePaul University.

The fixed income department of the investment manager is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: liquid and structured assets, investment grade credit, high yield fixed income, leveraged debt group, global fixed income and tax exempt. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

For RiverSource Variable Portfolio -- High Yield Bond Fund:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jennifer Ponce de Leon, Portfolio Manager

- Managed the Fund since May 2010.

- Vice President and Sector Leader of the high yield fixed income sector team.

- Joined the investment manager in 1997 as a Senior Credit Analyst covering high yield bonds.

- Began investment career in 1989.

- BA, Augustana College and MBA, DePaul University.

Brian Lavin, CFA, Portfolio Manager

- Managed the Fund since May 2010.

- Sector Manager on the high yield fixed income sector team.

- Joined RiverSource Investments in 1994 as a high yield analyst.

- Began investment career in 1986.

- MBA, University of Wisconsin -- Milwaukee.

The fixed income department of the investment manager is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of the team that specializes in the sector in which the Fund primarily invests, and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy.

S-6466-140 A (5/10)